Note 2 - Going Concern (Details) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended	21 Months Ended		27 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013
Details
NET INCOME (LOSS)	$ 86,218	$ (2)	$ 201,239	$ (4)	$ 3,835	$ 3,835	$ 404,551	$ (408,386)	$ 408,386	$ 609,625